Registration No. 2-15530 and 811-901


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  82               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  83                       /X/

            DAVID L.  BABSON GROWTH FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                     Registration No. 33-17762 and 811-5386


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  21               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  22                       /X/

         BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                     Registration No. 33-15074 and 811-5218


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  21               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  23                       /X/

                   SHADOW STOCK FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment





                      Registration No. 2-85791 and 811-3823


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  25               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  26                       /X/

             BABSON ENTERPRISE FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO  64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                     Registration No. 33-39321 and 811-6252


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  16               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  17                       /X/

             BABSON ENTERPRISE FUND II, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment






                      Registration No. 2-93363 and 811-4114


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  23               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  25                       /X/

                    BABSON VALUE FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering


It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Registration No. 2-65761 and 811-2963


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  31               /X/

                   and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  33                       /X/

            D. L. BABSON MONEY MARKET FUND, INC.
       (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO  64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                      Registration No. 2-65489 and 811-2948


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  31               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  32                       /X/

           D. L. BABSON TAX-FREE INCOME FUND, INC.
       (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Registration No. 2-10002 and 811-495


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  105               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  105                      /X/

                     D.L. BABSON BOND TRUST
             (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



--------------------------------------------------------------------------------

The combined Prospectus for the Babson Funds filed on September 30, 2002 as part of each Fund's Post-Effective Amendment, respectively, is incorporated herein by reference. The Explanatory Note, the Supplements to the Prospectus, the Statement of Additional Information and Part C contained in each Fund's Post-Effective Amendment, respectively, filed on February 28, 2003 are incorporated herein by reference. The purpose of these filings is to delay the effective date of each Fund's registration statement.

--------------------------------------------------------------------------------




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 29th day of April, 2003.

                                 David L. Babson Growth Fund, Inc.
                                 Babson Enterprise Fund, Inc.
                                 Babson Enterprise Fund II, Inc.
                                 D. L. Babson Money Market Fund, Inc.
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 D. L. Babson Bond Trust
                                 Babson Value Fund, Inc.
                                 Shadow Stock Fund, Inc.
                                 Babson-Stewart Ivory International Fund, Inc.



                            By:  /s/STEPHEN S. SODEN
                                 -------------------------------
                                  Stephen S. Soden
                                  President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                     Title                                  Date


/s/STEPHEN S. SODEN
-------------------  Director of Babson Enterprise            April 29, 2003
Stephen S. Soden     Fund II, Inc. only, President
                     and Principal Executive Officer
                     of all Funds

-------------------  Director/Trustee of all Funds except
Edward S. Ritter     Babson Enterprise Fund II, Inc.



William H. Russell*
-------------------  Director/Trustee of all Funds            April 29, 2003


H. David Rybolt*
-------------------  Director/Trustee of all Funds except     April 29, 2003
                     Babson-Stewart Ivory International Fund, Inc.


James T. Jensen*
-------------------  Director of Babson-Stewart               April 29, 2003
                     Ivory International Fund, Inc. only


P. Bradley Adams*    Vice President, Treasurer,               April 29, 2003
-------------------  Principal Financial Officer and
                     Principal Accounting Officer
                     of all Funds



         * By:  /s/STEPHEN S. SODEN
                -------------------------------------------
                Stephen S. Soden
                Pursuant to Powers of Attorney previously filed.